SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT

23. SUBSEQUENT EVENT

In compliance with Beijing local government's updated regulatory requirements that after-school tutoring services for senior high school students need to strictly follow the Opinion published in July 2021, the Group ceased offering tutoring services related to academic subjects to students in senior high schools by the end of February 2022, which will have a substantial adverse impact on the Group's revenues for 2022 and subsequent periods. The total revenue associated with online K-12 academic subject tutoring services for the years ended December 31, 2019, 2020 and 2021 is disclosed in note 2.